CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jun. 28, 2020	Jun. 30, 2019
Current assets:
Cash and cash equivalents	$ 448.8	$ 500.5
Short-term investments	790.9	541.5
Total cash, cash equivalents and short-term investments	1,239.7	1,042.0
Accounts receivable, net	72.4	69.2
Inventories	121.9	111.8
Income taxes receivable	6.6	0.2
Prepaid expenses	26.2	23.2
Other current assets	8.7	13.3
Current assets held for sale	1.3	1.9
Current assets of discontinued operations	116.0	151.2
Total current assets	1,592.8	1,412.8
Property and equipment, net	770.8	560.6
Goodwill	349.7	349.7
Intangible assets, net	156.9	174.1
Other long-term investments	55.9	39.5
Deferred tax assets	1.2	0.9
Other assets	33.6	5.9
Long-term assets of discontinued operations	270.1	273.4
Total assets	3,231.0	2,816.9
Current liabilities:
Accounts payable and accrued expenses	189.8	164.5
Accrued contract liabilities	14.2	15.1
Income taxes payable	1.2	1.3
Finance lease liabilities	3.6	0.0
Other current liabilities	22.2	15.8
Current liabilities of discontinued operations	60.2	71.5
Total current liabilities	291.2	268.2
Long-term liabilities:
Convertible notes, net	783.8	469.1
Deferred tax liabilities	1.8	2.0
Finance lease liabilities - long-term	11.4	0.0
Other long-term liabilities	43.8	28.8
Long-term liabilities of discontinued operations	9.8	7.6
Total long-term liabilities	850.6	507.5
Commitments and contingencies
Shareholders’ equity:
Preferred stock, par value $0.01; 3,000 shares authorized at June 28, 2020 and June 30, 2019; none issued and outstanding	0.0	0.0
Common stock, par value $0.00125; 200,000 shares authorized at June 28, 2020 and June 30, 2019; 109,230 and 106,570 shares issued and outstanding at June 28, 2020 and June 30, 2019, respectively	0.1	0.1
Additional paid-in-capital	3,106.2	2,874.1
Accumulated other comprehensive income	16.0	9.5
Accumulated deficit	(1,039.2)	(847.5)
Total shareholders’ equity	2,083.1	2,036.2
Noncontrolling interest from discontinued operations	6.1	5.0
Total equity	2,089.2	2,041.2
Total liabilities and shareholders’ equity	$ 3,231.0	$ 2,816.9